INTANGIBLE LEASE ASSETS AND LIABILITIES - Components (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Intangible lease assets:
Intangible lease assets	$ 203,389	$ 234,543	$ 182,147
Intangible lease liabilities:
Below market leases net of amortization	27,917	32,718	20,523
Below market lease, accumulated amortization	$ 34,297	$ 31,933	$ 25,800
Below market lease, weighted average useful life	7 years 4 months 24 days	7 years 6 months	7 years 3 months 18 days
In-place leases and other intangibles
Intangible lease assets:
Intangible lease assets	$ 187,922	$ 217,431	$ 164,724
Accumulated amortization	$ 141,487	$ 132,967	$ 111,670
Useful life	9 years 2 months 12 days	9 years 8 months 12 days	10 years 4 months 24 days
Acquired above-market leases
Intangible lease assets:
Intangible lease assets	$ 15,467	$ 17,112	$ 17,423
Accumulated amortization	$ 22,746	$ 22,054	$ 19,310
Useful life	7 years 6 months	7 years 7 months 6 days	7 years 10 months 24 days